Prospectus Supplement dated September 27, 2019
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)/RAVA 5 Select® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017)/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CF (4/19)	S-6595 CF (4/19)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CF (4/19)	S-6517 CF (4/19)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CF (4/19)	140464 CF (4/19)
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CF (4/19)	S-6725 CF (4/19)
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CF (4/19)	S-6471 R (4/13)
RiverSource ® Retirement Advisor Advantage Variable Annuity/RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CF (4/19)	S-6410 N (4/13)
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity/RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CF (4/19)	S-6362 CF (4/19)
RiverSource ® Retirement Group Annuity Contract I	S-6611 CF (4/19)
RiverSource ® Retirement Group Annuity Contract II	S-6612 CF (4/19)
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09)
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity/RiverSource® Retirement Advisor 4 Select Variable Annuity/RiverSource® Retirement Advisor 4 Access® Variable Annuity	S-6503 CF (4/19)	S-6504 CF (4/19)
RiverSource RAVA 5 Choice SM Variable Annuity	S-6710 CF (4/19)	S-6715 CF (4/19)
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5-Estate Series	S-6542 CF (4/19)	S-6543 CF (4/19)
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective on October 1, 2019, PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class will change its name to PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class.
The following information will replace the current Funds’ description in the table in “Variable Account and the Funds” or “The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class)	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6720-2 A (09/19)
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